SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) $ in Millions		12 Months Ended
	Apr. 21, 2016 CLP ($)	Dec. 31, 2018 CLP ($) Segment	Dec. 31, 2017 Segment	Dec. 31, 2016	Sep. 30, 2016
Disclosure of associates [line items]
Foreign exchange rate | Segment		697.76	616.85
Foreign exchange inflation rate		2.60%	2.30%
Credit valuation adjustment		$ 8,142
Debit valuation adjustment		$ 15,406
Minimum mandatory dividends distributed		30.00%	30.00%
USD [Member]
Disclosure of associates [line items]
Foreign exchange rate | Segment		1	1
Unidad De Fomento (funds code) [Member]
Disclosure of associates [line items]
Foreign exchange rate | Segment		27,565.79	26,798.14
Sociedad Operadora de la Camara de Compensacion de pagos de Alto Valor S.A. [Member]
Disclosure of associates [line items]
Increase (decrease) in bank shares percenatge			15.00%	14.84%	14.93%
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Disclosure of associates [line items]
Increase (decrease) in bank shares percenatge				11.93%	12.07%
Transbank S.A. [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary	25.00%
Payments of shares	$ 4,000
Subscribed and paid shares	$ 1,000
Banco Santander Spain [Member] | Banco Santander-Chile [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary		99.50%
Banco Santander Spain [Member] | Teatinos Siglo XXi inversiones Ltda [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary		100.00%
Banco Santander Spain [Member] | Santander-Chile Bank [Member]
Disclosure of associates [line items]
Proportion of ownership interest in subsidiary		67.18%